Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	Note 13. Related Party Transactions There were no related party transactions during the nine months ended September 30, 2024 and 2023.	Note 13 – Related Party Transactions There were no related party transactions during the years ended December 31, 2023 and 2022.